Net (Loss) Income per Share (Details) - Schedule of antidilutive securities excluded from computation of earnings per share - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Contingent earn-out shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share	16,422	16,422	16,422	5,984
Common stock public and private warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share	18,833	18,833	18,833	6,863
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share	9,224	731	10,308
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share	1,570	1,813
Convertible debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share	50,518